Long-Term Debt	12 Months Ended
Dec. 31, 2024
Disclosure Of Long Term Debt [Abstract]
Long-Term Debt

NOTE 9. LONG-TERM DEBT

		2024		2023	2024	2023
		U.S. Denominated Facilities			Canadian Facilities and Translated U.S. Facilities
Current Portion of Long-Term Debt
Canadian Real Estate Credit Facility	US	$—	US	$—	$—	$1,915
U.S. Real Estate Credit Facility		—		704	—	933
	US	$—	US	$704	$—	$2,848

Long-Term Debt
Senior Credit Facility	US	$12,000	US	$—	$17,252	$—
Canadian Real Estate Credit Facility		—		—	—	24,018
U.S. Real Estate Credit Facility		—		7,685	—	10,181
Unsecured Senior Notes:
7.125% senior notes due 2026		160,000		273,330	230,026	362,096
6.875% senior notes due 2029		400,000		400,000	575,064	529,904
	US	$572,000	US	$681,015	822,342	926,199
Less net unamortized debt issue costs					(9,873)	(11,369)
					$812,469	$914,830

	Senior Credit Facility	Unsecured Senior Notes	Canadian Real Estate Credit Facility	U.S. Real Estate Credit Facility	CWC Syndicated Loan	Debt Issue Costs and Original Issue Discount	Total
Balance December 31, 2022	$59,620	$1,013,229	$17,667	$12,322	$—	$(14,581)	$1,088,257
Changes from financing cash flows:
Proceeds from Senior Credit Facility	162,649	—	—	—	—	—	162,649
Acquired long-term debt	—	—	9,697	—	50,690	—	60,387
Repayment of long-term debt	—	—	—	—	(50,690)	—	(50,690)
Repayment of unsecured senior notes	—	(99,950)	—	—	—	—	(99,950)
Repayment of Senior Credit Facility	(222,216)	—	—	—	—	—	(222,216)
Repayment of Real Estate Credit Facility	—	—	(1,431)	(950)	—	—	(2,381)
Non-cash changes:
Gain on repurchase of unsecured senior notes	—	(137)	—	—	—	—	(137)
Amortization of debt issue costs	—	—	—	—	—	3,210	3,210
Foreign exchange	(53)	(21,142)	—	(258)	—	2	(21,451)
Balance December 31, 2023	$—	$892,000	$25,933	$11,114	$—	$(11,369)	$917,678
Current	—	—	1,915	933	—	—	2,848
Long-term	—	892,000	24,018	10,181	—	(11,369)	914,830
Balance December 31, 2023	$—	$892,000	$25,933	$11,114	$—	$(11,369)	$917,678
Changes from financing cash flows:
Proceeds from Senior Credit Facility	27,978	—	—	—	—	—	27,978
Repayment of unsecured senior notes	—	(155,682)	—	—	—	—	(155,682)
Repayment of Senior Credit Facility	(10,981)	—	—	—	—	—	(10,981)
Repayment of Real Estate Credit Facility	—	—	(25,933)	(11,723)	—	—	(37,656)
Non-cash changes:
Amortization of debt issue costs	—	—	—	—	—	3,090	3,090
Reclassification of loan commitment fees	—	—	—	—	—	(1,594)	(1,594)
Foreign exchange	255	68,772	—	609	—	—	69,636
Balance December 31, 2024	$17,252	$805,090	$—	$—	$—	$(9,873)	$812,469
Current	—	—	—	—	—	—	—
Long-term	17,252	805,090	—	—	—	(9,873)	812,469
Balance December 31, 2024	$17,252	$805,090	$—	$—	$—	$(9,873)	$812,469

Precision’s current and long-term debt obligations at December 31, 2024 will mature as follows:

2025	$—
2026	230,026
2027	17,252
2028	—
Thereafter	575,064
$822,342

(a) Senior Credit Facilities:

The senior secured revolving credit facility (Senior Credit Facility) provides Precision with senior secured financing for general corporate purposes, including for acquisitions, of up to US$375 million with a provision for an increase in the facility of up to an additional US$375 million. The Senior Credit Facility is secured by charges on substantially all of the present and future assets of Precision, its material U.S. and Canadian subsidiaries and, if necessary, to adhere to covenants under the Senior Credit Facility, certain subsidiaries organized in jurisdictions outside of Canada and the U.S. The Senior Credit Facility has a term of three years, with an annual option on Precision’s part to request that the lenders extend, at their discretion, the facility to a new maturity date not to exceed five years from the date of the extension request.

The Senior Credit Facility requires Precision comply with certain restrictive and financial covenants including a leverage ratio of consolidated senior debt to consolidated Covenant EBITDA (as defined in the debt agreement) of less than 2.5:1. For purposes of calculating the leverage ratio consolidated senior debt only includes secured indebtedness. It also requires the Corporation to maintain a ratio of consolidated Covenant EBITDA to consolidated interest expense for the most recent four consecutive quarters, of greater than 2.5:1, subject to the amendments noted below.

Distributions under the Senior Credit Facility are subject to a pro-forma senior net leverage covenant of less than or equal to 1.75:1. The Senior Credit Facility also limits the redemption and repurchase of junior debt subject to a pro-forma senior net leverage covenant test of less than or equal to 1.75:1.

During 2023, Precision agreed with the lenders to remove certain non-extending lenders from the facility, thereby reducing the total commitment from US$500 million to US$447 million.

In 2024, Precision extended the maturity date of the Senior Credit Facility, revised the available borrowing capacity, and amended certain terms of the facility. The maturity date was extended to June 28, 2027, and the size was revised to US$375 million.

Under the Senior Credit Facility, amounts can be drawn in U.S. dollars and/or Canadian dollars. At December 31, 2024, US$12 million was drawn under this facility (2023 – US$nil). Up to US$200 million of the Senior Credit Facility is available for letters of credit denominated in U.S and/or Canadian dollars and other currencies acceptable to the fronting lender. As at December 31, 2024 outstanding letters of credit amounted to US$51 million (2023 – US$56 million).

The interest rate on loans that are denominated in U.S. dollars is, at the option of Precision, either a margin over a U.S. base rate or a margin over the Secured Overnight Financing Rate (SOFR). The interest rate on loans denominated in Canadian dollars is, at the option of Precision, either a margin over the Canadian prime rate or a margin over the Canadian Overnight Repo Rate Average (CORRA); such margins will be based on the then applicable ratio of consolidated total debt to EBITDA.

(b) Real Estate Credit Facilities

In November 2020, Precision established a Real Estate Term Credit Facility. The facility was to mature in November 2025 and was secured by real property located in Houston, Texas. Principal plus interest payments were due monthly, based on 15-year straight-line amortization with any unpaid principal and accrued interest due at maturity. The US Real Estate Credit Facility was repaid in-full and terminated during 2024.

In March 2021, Precision established a Canadian Real Estate Credit Facility. The facility was to mature in March 2026 and was secured by real properties in Alberta, Canada. Principal plus interest payments were due quarterly, based on 15-year straight-line amortization with any unpaid principal and accrued interest due at maturity. The Canadian Real Estate Credit Facility was repaid in-full and terminated during 2024.

In November 2023, Precision assumed a $10 million Canadian Real Estate Facility from the acquisition of CWC Energy Services. The Canadian Real Estate Facility from the acquisition of CWC Energy Services was repaid in-full and terminated during 2024.

(c) Unsecured Senior Notes:

Precision has the following unsecured senior notes outstanding:

7.125% US$ senior notes due 2026

These unsecured senior notes bear interest at a fixed rate of 7.125% per annum and mature on January 15, 2026. Interest is payable semi-annually on January 15 and July 15 of each year, commencing July 15, 2018.

Any time on or after November 15, 2023, these notes can be redeemed for their principal amount plus accrued interest. Upon specified change of control events, each holder of a note will have the right to sell to Precision all or a portion of its notes at a purchase price in cash equal to 101% of the principal amount, plus accrued interest to the date of purchase.

6.875% US$ senior notes due 2029

These unsecured senior notes bear interest at a fixed rate of 6.875% per annum and mature on January 15, 2029. Interest is payable semi-annually on January 15 and July 15 of each year, commencing January 15, 2022. These unsecured senior notes were issued at a price equal to 99.253% of the face value, resulting in a US$3 million original issue discount. The original issue discount will be amortized over the life of the notes using the effective interest rate method.

Precision may redeem these notes in whole or in part at any time on or after January 15, 2025 and before January 15, 2027, at redemption prices ranging between 103.438% and 101.719% of their principal amount plus accrued interest. Any time on or after January 15, 2027, these notes can be redeemed for their principal amount plus accrued interest. Upon specified change of control events, each holder of a note will have the right to sell to Precision all or a portion of its notes at a purchase price in cash equal to 101% of the principal amount, plus accrued interest to the date of purchase.

The unsecured senior notes require Precision to comply with certain restrictive and financial covenants including an incurrence based test of Consolidated Interest Coverage Ratio, as defined in the senior note agreements, of greater than or equal to 2.0:1 for the most recent four consecutive fiscal quarters. In the event the Consolidated Interest Coverage Ratio is less than 2.0:1 for the most recent four consecutive fiscal quarters the senior notes restrict Precision’s ability to incur additional indebtedness.

The unsecured senior notes also contain a restricted payments covenant that limits Precision’s ability to make payments in the nature of dividends, distributions and for repurchases from shareholders. These restricted payments baskets grow by, among other things, 50% of cumulative consolidated net earnings, and decrease by 100% of cumulative consolidated net losses as defined in the note agreements, and cumulative payments made to shareholders. At December 31, 2024, the governing net restricted payments basket was negative $4 million (2023 – negative $91 million), therefore limiting us from making any further dividend payments or share repurchases until the governing restricted payments basket once again becomes positive. During 2024, pursuant to the indentures governing the unsecured senior notes, Precision used the available general restricted payments basket to facilitate the repurchase and cancellation of its common shares.

Precision’s unsecured senior notes are fully and unconditionally guaranteed, jointly and severally, on a senior unsecured basis by all U.S. and Canadian subsidiaries that guaranteed the Senior Credit Facility (Guarantor Subsidiaries). These Guarantor Subsidiaries are directly or indirectly 100% owned by the parent company. Separate financial statements for each of the Guarantor Subsidiaries have not been provided; instead, the Corporation has included in Note 26 summarized financial information and expanded qualitative non-financial disclosures based on Rule 3-10 of the U.S. Securities and Exchange Commission’s Regulation S-X.

(d) Covenants:

At December 31, 2024, Precision was in compliance with the covenants of the Senior Credit Facility and unsecured senior notes.

	Covenant	At December 31, 2024
Senior Credit Facility
Consolidated senior debt to consolidated covenant EBITDA(1)	≤ 2.50	0.04
Consolidated covenant EBITDA to consolidated interest expense	≥ 2.50	7.64

Unsecured Senior Notes
Consolidated interest coverage ratio	≥ 2.00	7.94

(1) For purposes of calculating the leverage ratio consolidated senior debt only includes secured indebtedness.